Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	0.30363%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$463,095.05

Principal:
Principal Collections	$12,954,873.62
Prepayments in Full	$4,714,653.09
Liquidation Proceeds	$2,332.43
Recoveries	$66,617.39
Sub Total	$17,738,476.53
Collections	$18,201,571.58

Purchase Amounts:
Purchase Amounts Related to Principal	$201,160.46
Purchase Amounts Related to Interest	$722.76
Sub Total	$201,883.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,403,454.80

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	41
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,403,454.80
Servicing Fee	$222,919.09	$222,919.09	$0.00	$0.00	$18,180,535.71
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,180,535.71
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,180,535.71
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,180,535.71
Interest - Class A-3 Notes	$5,238.62	$5,238.62	$0.00	$0.00	$18,175,297.09
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$17,958,497.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,958,497.09
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$17,870,483.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,870,483.76
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$17,807,341.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,807,341.76
Regular Principal Payment	$16,381,144.83	$16,381,144.83	$0.00	$0.00	$1,426,196.93
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,426,196.93
Residual Released to Depositor	$0.00	$1,426,196.93	$0.00	$0.00	$0.00
Total		$18,403,454.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,381,144.83
Total					$16,381,144.83
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$3,764,277.79	$8.34	$5,238.62	$0.01	$3,769,516.41	$8.35
Class A-4 Notes	$12,616,867.04	$93.11	$216,800.00	$1.60	$12,833,667.04	$94.71
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$16,381,144.83	$10.42	$373,193.95	$0.24	$16,754,338.78	$10.66

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$3,764,277.79	0.0083373	$0.00	0.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$122,883,132.96	0.9068866
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$217,854,277.79	0.1386027	$201,473,132.96	0.1281807

Pool Information
Weighted Average APR	2.245%	2.244%
Weighted Average Remaining Term	23.29	22.57
Number of Receivables Outstanding	27,204	26,262
Pool Balance	$267,502,902.77	$249,595,562.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$249,290,017.48	$232,908,872.65
Pool Factor	0.1557039	0.1452806

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$16,686,690.16
Targeted Overcollateralization Amount	$48,122,429.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,122,429.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$34,320.36
(Recoveries)		111	$66,617.39
Net Loss for Current Collection Period			$(32,297.03)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1449%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0608%
Second Prior Collection Period			0.2823%
Prior Collection Period			0.2284%
Current Collection Period			-0.1499%
Four Month Average (Current and Prior Three Collection Periods)			0.1054%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,014	$15,637,286.03
(Cumulative Recoveries)			$3,025,811.99
Cumulative Net Loss for All Collection Periods			$12,611,474.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7341%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,895.69
Average Net Loss for Receivables that have experienced a Realized Loss			$3,141.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.13%	200	$2,831,665.20
61-90 Days Delinquent	0.19%	35	$471,665.05
91-120 Days Delinquent	0.09%	12	$215,553.49
Over 120 Days Delinquent	0.42%	55	$1,048,649.02
Total Delinquent Receivables	1.83%	302	$4,567,532.76

Repossession Inventory:
Repossessed in the Current Collection Period		8	$113,793.56
Total Repossessed Inventory		28	$446,306.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3527%
Prior Collection Period			0.4044%
Current Collection Period			0.3884%
Three Month Average			0.3818%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6955%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer